Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 23, 2017, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 65 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 66 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement includes the offering documents for the Registrant’s currently effective 27 series (each, a “Portfolio” and together, the “Portfolios”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 66 to the Registration Statement. This filing is also submitted as Post-Effective Amendment No. 67 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on April 7, 2017 from Mr. Frank Buda of the SEC staff (the “Staff”) on Post-Effective Amendment No. 65/66. The filing also updates certain financial information contained in the Registration Statement, and contains other routine and immaterial marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below in the order received, and the Registrant’s response follows.

1)	Comment: Please update or complete information missing from the fee tables for each of the Portfolios prior to the effective date of Post-Effective Amendment No. 66.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 65, it did not yet have available certain financial information. The Registrant confirms that Post-Effective Amendment No. 66 filed herewith includes such updated and completed information, including complete fee table information for each of the Portfolios.

2)

Comment: In the footnote accompanying the Fees and Expenses tables for each of the Portfolios, please confirm that any reference to a written agreement containing a fee waiver provides that, pursuant to the terms of the agreement, such fee waiver shall be in place for no less than one year.

Response: Information regarding fee waivers shown in the Portfolios’ respective Fees and Expenses tables reflects fee waiver agreements that are in effect on May 1, 2017 (the effective date of the Registration Statement) and that will remain in effect through at least April 30, 2018. Accordingly, the Registrant confirms that each fee waiver agreement referenced in the Portfolios’ respective Fees and Expenses tables shall be in place for no less than one year.

3)

Comment: With respect to Portfolios that contain a capitalization target reflected in the name of the Portfolio, Rule 35d-1’s 80% investment test triggers a requirement that a basis be identified for the setting of the capitalization threshold. With respect to the Large Cap Core Stock Portfolio, the Registrant defines large capitalization equity investments as those whose market capitalizations are above $5 billion at the time of purchase. Similarly, the Large Cap Blend Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion at the time of investment. Please explain supplementally, with reference to an index or some comparable benchmark definition, why Registrant considers $5 billion to be an appropriate capitalization threshold for these Portfolios.

Response: In defining large capitalization companies for purposes of complying with Rule 35d-1, a fund may use any reasonable definition. The Registrant, and its adviser and sub-advisers, consider the indices and industry classifications, and other “pertinent references” they deem appropriate in establishing the threshold. For example, the Registrant notes that the low end of the capitalization range for the S&P 500 Stock Index, a common comparative index for large cap funds, is often near or below a threshold of $5 billion. While there is disparity regarding how others define large capitalization, the Registrant believes that the $5 billion is not uncommon and it is a reasonable and appropriate definition of large cap issuers. The Registrant also believes that the definition is not misleading, as it is fully disclosed to investors.

4)

Comment: With respect to both the Index 500 Stock and Index 400 Stock Portfolios, please disclose that (per Rule 35d-1), at least 80% of the net assets of the Portfolio are invested in constituent stocks of the related index.

Response: Rule 35d-1 provides that, for purposes of Section 35(d) of the 1940 Act, a fund name may be materially deceptive and misleading if it suggests that the fund focuses its investments in a particular type of investment, unless the fund has adopted a policy to normally invest at least 80% of the value of its assets in the type of investments suggested by its name. Each of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios (the “Index Portfolios”) currently has a policy to invest “all, or substantially all, of its assets in the stocks that make up [the applicable index].” The current policy for each of the Index Portfolios requires a level of investment that meets and exceeds the lower threshold of at least 80%. Furthermore, the Registrant believes that adding the 80% statement could be confusing and potentially deceptive and misleading to investors in the Index Portfolios.1 Accordingly, the Registrant believes that the current disclosure satisfies Section 35(d) and Rule 35d-1, and respectfully declines to include the requested language.

5)	Comment: With respect to each of the Index Portfolios, please disclose the rebalancing and reconstitution process in place, and the frequency with which this occurs.

Response: The Registrant notes that each of the Index Portfolios follows a common process with respect to rebalancing and reconstitution. In response to the Staff’s comment, Registrant has added the following disclosure to the section on “Principal Investment Strategies” for each of the Index Portfolios:

“Because the Portfolio is managed with a goal of fully replicating the underlying S&P *** Index, the approach employed by the Portfolio with respect to reconstitution and rebalancing aligns with the process followed generally by the S&P *** Index. Changes to the underlying company constituents of the S&P *** Index are made on an as-needed basis and are usually announced several days before they are scheduled to be implemented. The S&P *** Index typically makes weightings adjustments based on changes in the amount of a constituent company’s shares outstanding on a quarterly basis. The constituent and share-based weightings changes made by S&P *** Index will be made in a parallel fashion by the Portfolio on substantially the same timeline. Additionally, the Portfolio utilizes cash equitization instruments, and rebalancing occurs as necessary to maintain balances within established target ranges for these instruments.”

[1]

See “Investment Company Names,” Release No. IC-24828 (Jan. 17, 2001) at Sec. II.A.1 (“A name may be materially deceptive and misleading even if the investment company meets the 80% requirement. Index funds, for example, generally would be expected to invest more than 80% of their assets in investments connoted by the applicable index.”)

6)

Comment: With respect to each of the Index Portfolios, please disclose, both as a principal risk, and in response to Item 9, that, to the extent the index corresponding to the particular Portfolio is concentrated, the Portfolio will also be concentrated. Further, to the extent that the particular index is considered to be concentrated at this time, please disclose the actual risks presented to the Portfolio based on the nature of the concentration.

Response: In response to the Staff’s comments, Registrant will add the following disclosure as a principal risk to each of the Index Portfolios and will also add a companion risk disclosure in response to Item 9:

“Index Concentration Risk. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index may be concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Portfolio may be similarly concentrated. As a result, Portfolio performance may be adversely affected by such concentration, the Portfolio may be subject to increased price volatility, and the Portfolio may be more susceptible to adverse economic, market, political or regulatory developments affecting that market, industry, group of industries, sector or asset class in which the concentration occurs.”

The Registrant notes supplementally that the Index Portfolios are not concentrated at this time, since none of the Index Portfolios is invested in securities of issuers in a particular industry or group of industries at a level equal to or greater than 25% of the Portfolio’s net assets.

7)	Comment: For each of the Index Portfolios, please add a disclosure identifying “passive management risk” as a principal investment risk.

Response: The Registrant believes that the specific risks associated with “passive management” are incorporated in the “Index Strategy Risk” that is set forth as a principal risk with respect to each of the Index Portfolios. Registrant has amended the second sentence of the current “Index Strategy Risk” to more explicitly reference passive management, so that the sentence reads as follows:

“A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.”

Registrant has made a similar modification to the “Indexing Strategy Risk” included in the section on “Indexed Investing” in response to Item 9. This first sentence of this section now reads as follows:

“Indexing Strategy Risk. Portfolios using a “passive management,” or indexing strategy are not “actively” managed, and therefore do not engage in shifting Portfolio assets to take advantage of market opportunity, and do not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.”

8)

Comment: With respect to the Mid Cap Value Portfolio, please clarify the description of the capitalization target for the equity securities in which the Portfolio invests by defining an applicable capitalization range or referencing a benchmark index. Please consider the appropriateness of your current utilization of the Russell 3000 ® Index and the Russell MidCap ® Index in connection with this determination.

Response: The capitalization range of companies purchased for the Mid Cap Value (MCV) Portfolio at the time of investment will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 companies. This provides a description of the size of companies on an individual basis in which the MCV Portfolio will invest at the time of purchase for purposes of the Portfolio’s compliance with Rule 35d-1. In addition, the MCV Portfolio is managed so that its weighted capitalization falls within the capitalization range of the members of the Russell MidCap® Index. The disclosure does not intend to mean, and does not state, that the capitalization range of securities at the time of investment will necessarily be different from the weighted capitalization range of the MCV Portfolio generally. Rather, the disclosure simply describes two different measurements of capitalization – the first relates to individual investments at the time of purchase and the other relates to the MCV Portfolio’s weighted capitalization overall. While the two ranges are different, as disclosed in the respective parentheticals, there is significant overlap. Based on the foregoing, the Registrant believes that the current disclosure is accurate and clear, and respectfully declines to make further revisions.

9)

Comment: With respect to the Index 600 Stock Portfolio, please add a disclosure identifying the risks of investing in total return equity swaps and futures as a principal risk for the Portfolio. Please also add this as a risk in response to Item 9.

Response: The Registrant has modified the current principal risk disclosure related to derivatives risk, which is identified as a principal risk of the Portfolio, in order to address the concerns raised by the Staff. The derivatives risk disclosure has been amended to read as follows:

“Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks. In particular, the Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s purchase of futures contracts may involve risks related to imperfect correlation between the changes in the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks.”

Registrant notes that, in addition to the specific disclosure added to the Index 600 Stock Portfolio as set forth above, there are substantial disclosures contained in response to Item 9 addressing various types of risk associated with derivatives instruments, including: management risk; correlation risk; counterparty risk; credit risk; interest rate risk; liquidity risk; leverage risk; and market risk. The Item 9 derivatives risk discussion also address several additional categories of risk associated with investments in derivative instruments. Registrant also notes that the SAI contains a discussion of general risks related to derivative instruments as well as robust standalone sections discussing both futures contracts and swap agreements and risks associated with these instruments. In light of the foregoing disclosures, and the depth of coverage of the risks associated with derivatives and, in particular, swap agreements and futures contracts, Registrant respectfully declines to provide additional disclosures on these topics in response to Item 9.

10)

Comment: With respect to the Small Cap Value Portfolio, under the description of the “Principal Investment Strategies,” it is provided: “The Portfolio may, on occasion, purchase companies with a market capitalization above the range.” Please clarify that when any such purchases occur, they will not count towards assessing compliance with the 80% test noted earlier in the same paragraph.

Response: In response to the Staff’s comment, Registrant has enhanced the disclosure under “Principal Investment Strategies” so that it reads, in pertinent part, as follows:

“The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Securities falling outside of the market capitalization range noted above will be included in the overall calculation of assets but not counted as fulfilling the 80% minimum.”

11)

Comment: With respect to the Research International Core Portfolio, please describe in a supplemental response to the Staff how the Portfolio invests its assets in a number of countries throughout the world. (See, “Investment Company Names,” Release No. IC-24828, at footnote 42 (Jan. 17, 2001)).

Response: In the adopting release to Rule 35d-1, the Staff acknowledged that the term “international” does not subject the fund to the requirements of the rule because the term does not connote a type of investment but rather connotes diversification among investments in a number of different countries throughout the world. However, the Staff also acknowledged that it “would expect, however, that investment companies using [this term] in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.” The Registrant believes that its Research International Core Portfolio broadly diversifies its investments in a number of countries throughout the world. For example, the Schedule of Investments for the Research International Core Portfolio dated December 31, 2016, shows investments in approximately 23 different countries and territories throughout the world. The Registrant contends that this evidences broad country diversification within the Research International Core Portfolio.

With respect to the Registrant’s economically tied test, the Registrant considers the revenues and profits generated from operations within a particular country. Specifically, the Registrant considers a variety of factors to determine whether a security is economically tied to a particular country, including where the company is organized or principally operates, the principal trading market for the company’s securities, and where the company derives a majority of its income from operations or has a majority of its assets. These factors are disclosed under “More About Principal Investment Strategies and Risks – Foreign Securities” in the Registrant’s Item 9 disclosure.

12)

Comment: With respect to the Research International Core Portfolio, the “Principal Investment Strategies” section currently provides: “While the Portfolio’s investments are normally allocated across broad market sectors that approximate the Index, the Portfolio may at times invest a significant percentage of its assets in issuers in a small number of sectors, or industries within those sectors, subject to the Portfolio’s policy on industry concentration.” If the investment policy of the Portfolio is not to have any industry concentrations, please provide that affirmative representation in the disclosure.

Response: Please be advised that the Research International Core Portfolio does not have a policy to concentrate investments. At times, a significant percentage of the Portfolio’s assets may be exposed to a particular group of industries or sectors as a result of the Portfolio’s investment universe and as a by-product of the current implementation of the Portfolio’s investment strategy. In response to the Staff’s comments, Registrant has revised the applicable disclosure to read as follows:

“While the Portfolio’s investments are normally allocated across broad market sectors that approximate the Index, the Portfolio may at times invest a significant percentage of its assets in issuers in a small number of sectors, or industries within those sectors. The Portfolio does not, as a matter of policy, seek to concentrate in any particular industry.”

13)

Comment: In the “Principal Investment Strategies” section associated with the International Equity Portfolio, it is provided, in pertinent part: “…Normally, the Portfolio invests…at least 65% of net assets in securities of issuers from a minimum of three countries outside the U.S.” Please disclose (either in this section or in response to Item 9), for the purposes of the 65% test, how the Registrant determines if a company is located outside of the U.S.

Response: In response to the Staff’s comment, Registrant has added the following disclosure at the end of the second paragraph of the “Principal Investment Strategies” section:

“In determining whether a company is located in a country “outside” the U.S., the Portfolio’s adviser considers a variety of factors, such as location of company management, location of the exchange on which the company’s stock is primarily traded, sources of revenue, and reporting currency.”

14)

Comment: With respect to the Emerging Markets Equity Portfolio, please clarify that, for Portfolio investments in those equity securities that are not tied economically to emerging market countries, such investments either cannot exceed 20% of the net assets of the Portfolio, or that such investing does not constitute a principal investment strategy for the Portfolio.

Response: In response to Staff’s comment, Registrant has revised the third paragraph of the section on “Principal Investment Strategies” so that it reads as follows:

“The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. Such investments will not exceed 20% of the net assets of the Portfolio. The Portfolio may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.”

15)

Comment: With respect to any of the Portfolios where the Registrant has identified a Sector Concentration Risk as a Principal Risk, including particularly the Emerging Markets Equity Portfolio, and the investments of the Portfolio in question are concentrated in a particular sector, please identify and describe the specific risks associated with the particular sector.

Response: The Registrant confirms supplementally that it is not a principal investment strategy or other investment policy for any of its Portfolios to invest in a particular sector or sectors. However, the Registrant has determined that the investment selection process employed by certain Portfolios could at times result in the Portfolio having a relatively high percentage of its assets in a particular sector or sectors; that is, sector weights for these Portfolios may be the result, but not the purpose, of the principal investment strategies and investment selection processes. For example, certain Portfolios that follow a bottom up stock selection process based on fundamental analysis (e.g., Emerging Markets Equity Portfolio) may also become heavily weighted in a sector or sectors from time to time as a result of where it finds investment opportunities. In addition, a Portfolio that structures its sector weights around the Portfolio’s primary benchmark (e.g., Small Cap Growth Stock Portfolio) is likely to have a high percentage of its assets in the sector or sectors that are heavily weighted within the benchmark at any given time. The

Registrant notes that information on sector allocation and holdings is disclosed in its annual and semi-annual reports to shareholders as of the end of the periods covered by those reports. To the extent that the Portfolios’ principal investment strategies change to include investment in a particular sector or sectors, or the semiannual and annual shareholder reports reflect a change in the investment exposure revealing a sector concentration, the Registrant would revisit the risk disclosure and make appropriate changes.

16)

Comment: In the “Principal Investment Strategies” discussion associated with the Government Money Market Portfolio, it is provided, in pertinent part, that: “…the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations or cash.” Please enhance and/or revise this disclosure to provide that, under normal circumstances, the Portfolio will invest 80% of its assets in U.S. government securities or repurchase agreements that are collateralized by government securities.

Response: In response to the Staff’s comment, the Registrant has modified the disclosure set forth in the “Principal Investment Strategies” section so that it reads as follows:

“As a government money market portfolio, the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Portfolio may invest 100% of its total assets in such repurchase agreements. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the U. S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio seeks to maintain a net asset value of $1.00 per share.”

17)

Comment: With respect to the Select Bond Portfolio and any other Portfolio where Liquidity Risk is identified as a Principal Risk of the Portfolio, please inform the Staff supplementally how much of the Portfolio is invested in asset-backed securities (including CLOs, CDOs, CMOs, and CMBS and RMBS investments) and Rule 144A securities. Please include information identifying the types of instruments and the percentage of Portfolio assets attributable to each separate type of instrument. If the investment of the Portfolio in these vehicles amounts to 15% or more of the net assets of the Portfolio, then please advise the Staff if the Registrant considers the Portfolio to be liquid.

Response: Registrant advises that the following Portfolios identify liquidity risk as a principal risk of the Portfolio: Select Bond Portfolio, High Yield Portfolio, Inflation Protection Portfolio, Short-Term Bond Portfolio, Long-Term U.S. Government Bond Portfolio, and the Multi-Sector Bond Portfolio. Attached as Exhibit A hereto is a report which aggregates the asset-backed and Rule 144A security holdings for each of the foregoing Portfolios as of December 31, 2016. (Pursuant to a separate conversation with SEC Staff, it was confirmed that Exhibit A need not include agency-issued instruments.) Each of these Portfolios is managed by a sub-adviser. The Registrant has adopted Liquidity Determination Guidelines and Procedures (“Guidelines”) which delegate to the sub-advisers the responsibility and authority for determining the initial liquidity of each Portfolio security held by their respective Portfolios, and for monitoring the Portfolio holdings on an ongoing basis with respect to liquidity status. Under the Guidelines, each Sub-Adviser is required to adopt procedures and processes reasonably designed to monitor the liquidity of its respective Portfolio investments and to ensure that the Portfolio maintains the required liquidity and complies with the Guidelines.

The Guidelines recognize the policy of the SEC to require that not more than 15% of a mutual fund’s net assets be illiquid. The Guidelines provide that securities will be considered liquid unless (i) they may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which they are being carried, or (ii) they are of a type that are presumed to be illiquid (as specified in the Guidelines).

Based upon the application of the Guidelines, none of the Portfolios held illiquid securities in an amount exceeding 15% of the value of Portfolio net assets as of December 31, 2016.

18)

Comment: It is noted on page 118 of the draft Prospectus, under the sub-section entitled “Investment Policies,” that the Government Money Market Portfolio adopted a non-fundamental investment policy to invest “under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.” Please remove the phrase “…plus any borrowings for investment purposes…” since a government money market fund is precluded from borrowing.

Response: The Registrant has made the requested revision.

19)

Comment: In the section of the Prospectus entitled “More About Investment Strategies and Risks,” the Staff notes that it is unclear in certain instances which strategies apply to which Portfolios, and, in particular, provides the following comments:

a)

Comment. The Staff notes that, in the sub-section entitled “Active Management,” the Registrant states that “The Portfolios (other than index portfolios) are actively managed by their Adviser or Sub-Adviser.” Please clarify if this statement applies to all of the Portfolios (other than index portfolios), and if so, revise the disclosure accordingly.

Response. Registrant hereby confirms that all Portfolios other than the Index Portfolios are actively managed by their Adviser or Sub-Adviser. In response to Staff’s comment, Registrant has revised the first sentence of the sub-section entitled “Asset Management” to read as follows:

“All Portfolios (other than index portfolios) are actively managed by their Adviser or Sub-Adviser.”

b)	Comment. Please specify which Portfolios use ADRs as a principal investment strategy.

Response: In response to the Staff comment, Registrant has modified the disclosure to identify which Portfolios may use ADRs as a principal investment strategy. The disclosure now reads as follows:

“ADRs. The Portfolios may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) and other similar depositary receipts. The Growth Stock, Focused Appreciation, Large Cap Core Stock, Large Cap Blend, Large Company Value, Equity Income, Mid Cap Growth Stock, Mid Cap Value, Small Cap Growth Stock, Small Cap Value, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios may invest in ADRs as a principal investment strategy. ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are considered foreign securities for purposes of limitations stated herein regarding foreign securities except as specifically noted.”

c)

Comment: Under the sub-section entitled “Asset Allocation Strategy” on page 122 of the draft Prospectus, two Portfolios are referenced. Please clarify that this is a principal strategy pursued for the two Portfolios noted, but not a strategy employed for any other Portfolio (neither a principal nor non-principal strategy).

Response: Registrant hereby confirms that the “Asset Allocation Strategy” is a principal investment strategy used by the Balanced and Asset Allocation Portfolios and not a strategy (principal or otherwise) used by any of the other Portfolios. In response to the Staff’s comment, Registrant has added the following language to “Asset Allocation Strategy” so that this sub-section reads as follows:

“Asset Allocation Strategy. As a principal investment strategy, the Balanced Portfolio and the Asset Allocation Portfolio allocate their investments between the stock, bond and money market sectors, and among various segments of markets, based upon judgments made by the portfolio manager. No other Portfolio employs an asset allocation strategy, either as a principal investment strategy, or a non-principal investment strategy.”

20)

Comment: Under the sub-section entitled “Derivatives” on page 122 of the draft Prospectus, please enhance the disclosure to provide that, for purposes of the 80% asset test, derivatives are counted at market value and not notional value. Additionally, to the extent that any Portfolio invests in particular types of derivatives, please describe the risk associated with that type of derivative instrument or transaction.

Response: The Registrant supplementally confirms that it uses the market value of derivative instruments to value derivative instruments for purposes of a Portfolio’s 80% policy, except for credit default swaps (CDS) where the Portfolio is selling protection. Based on the characteristics of the CDS where protection is sold, the Registrant believes that the notional value is a more appropriate measure of a Portfolio’s real economic exposure than market value.

With respect to the Portfolios that disclose the ability to invest in derivative instruments under “Principal Investment Strategies,” the Registrant believes the current disclosure is appropriately tailored to describe the specific types of derivative instruments to be used and the manner and purpose of their uses for the applicable Portfolio. The Registrant also believes that the risk disclosure relating to such Portfolios’ uses of derivatives under “Principal Risks” is also appropriately tailored to the respective Portfolio’s use of derivative instruments.

21)

Comment: With respect to the discussion of “Equity Securities” and the identification of “Risks of Micro-Cap Companies,” the Staff asks for confirmation regarding the following statement: “Each Portfolio may invest in varying degrees in micro-cap stocks, subjective [sic] to the Portfolio’s objectives and policies.” Please confirm whether the foregoing is true, and if not, please provide clarification.

Response: Registrant advises that, while each Portfolio has retained the authority to invest in micro cap stocks in keeping with its respective investment objectives and strategies, only the following Portfolios identify micro-cap investing as a principal investment strategy: Small Cap Growth Portfolio, Small Cap Value Portfolio, and Emerging Markets Equity Portfolio. Registrant has amended the disclosure under “Risks of Micro-Cap Companies” to read as follows:

“Risks of Micro-Cap Companies. Each Portfolio may invest in varying degrees in micro-cap stocks, subject to the Portfolio’s objectives and policies. The Small Cap Growth Stock, Small Cap Value and Emerging Markets Equity Portfolios may invest in micro cap companies as a principal investment strategy. Micro cap companies may have more growth potential and may be able to react to market place conditions more quickly, however, investing in micro cap stocks may involve greater risks than investing in stocks of companies with larger capitalizations. Micro cap companies often have a more limited track record, narrower markets for their products and services and more limited managerial and financial resources and face a greater risk of business failure. For these reasons, the prices of micro-cap securities are typically more volatile and their markets less liquid than small, mid-and large cap stocks.”

22)	Comment: The following language appears under the discussion of Foreign Securities:

“A security is economically tied to an emerging market country if it is organized under the laws of, or has its principal office in an emerging market country; has its principal securities trading market in an emerging market country; derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth above).”

The Staff asks for clarification with respect to the underlined parenthetical language, and in particular seeks confirmation from Registrant as to whether the “other criteria” relate to the criteria set forth in the same sentence or in another part of the disclosure.

Response: Registrant confirms that the reference to the “other criteria” in the parenthetical is meant to refer to one of the criteria set forth earlier in the same sentence. In order to clarify the meaning of this sentence, Registrant has revised the sentence to read as follows:

“A security is economically tied to an emerging market country if it: i) is organized under the laws of, or has its principal office in an emerging market country; ii) has its principal securities trading market in an emerging market country; iii) derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; or iv) issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth in i) – iii) above)”.

23)

Comment: With respect to “Illiquid Investments,” discussed on page 132 of the draft of the Prospectus, please delete the first clause of the following sentence (as underlined below), since this definition does not apply solely to the Government Money Market Portfolio:

“For the Government Money Market Portfolio, an illiquid investment is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio.”

Response: Registrant has made the requested revision. Based upon this revision, the Registrant determined it was advisable to make an additional modification to the disclosure, so that it reads as follows:

“Illiquid Investments. Each Portfolio may invest up to 15% (5% for the Government Money Market Portfolio) of net assets in illiquid investments, which may include restricted securities, private placements by public and privately held entities and Rule 144A securities. An illiquid investment is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio. For example, some securities are not registered under U.S. securities laws and cannot be sold in a U.S. public offering because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Directors, certain restricted securities may be deemed liquid, and will not be counted toward this 15% (or 5%, as applicable) limit.”

24)

Comment: With respect to the discussion of the strategies related to “Short Sales” in the Prospectus, please confirm supplementally to the Staff that expenses for short sales are included in the “Other Expenses” component of the summary fee tables for all Portfolios, as applicable.

Response: The Registrant supplementally confirms that any dividends and interest on securities sold short would be included in “Other Expenses” line in the “Fees and Expenses” table for each Portfolio.

25)

Comment: With respect to the discussion of “Stable Net Asset Value” contained in the Prospectus, the Staff asks Registrant to consider providing more detail regarding the specific requirements applicable to the Portfolio under Rule 2a-7.

Response: In response to the Staff’s comment, the Registrant has reviewed the relevant disclosure and considered the requirements applicable to the Portfolio pursuant to Rule 2a-7. The disclosure with respect to “Stable Net Asset Value” is included within the section entitled “More About Principal Investment Strategies and Risks” and is meant to identify an investment goal for the Government Money Market Portfolio. Registrant notes that the SAI sets forth detailed information regarding key requirements of Rule 2a-7, including reference to the quality and diversification requirements for securities that may be purchased. Based on the inclusion of this information in the SAI and the purpose for which this investment strategy is included in the Prospectus, Registrant respectfully declines to modify the existing disclosure related to the “Stable Net Asset Value” strategy.

26)	The following comments relate to the Statement of Additional Information (“SAI”):

a)	Comment: Under the discussion of “Investment Restrictions” please make clear that applicable limitations on borrowing must be maintained at all times (not just at the time of the borrowing).

Response: In response to the Staff’s comment, Registrant reviewed the introductory paragraph on “Investment Restrictions” and based upon the Staff comment, has revised this paragraph so that it reads, in pertinent part as follows:

“With the exception of a Fund’s limitation on borrowing, investment restrictions that are expressed as a percentage limitation are not considered violated unless the limitation is exceeded by virtue of an acquisition of securities or assets.”

b)

Comment: With respect to fundamental policy number 1 regarding Industry Concentration please add a disclosure confirming that, for situations where a Portfolio invests in another Portfolio, the investments of the underlying Portfolio will be considered for purposes of assessing concentration and compliance with the concentration policy.

Response: The Registrant seeks to periodically monitor, on a manual basis, the level of industry exposure that exists through a Portfolio’s investment in other investment companies. Registrant notes supplementally that current investment levels in other unaffiliated investment companies do not pose a substantial risk of industry concentration. With respect to investments in other affiliated investment companies (the “Underlying Portfolios”) by the Registrant’s Balanced and Asset Allocation Portfolios, the Registrant is aware of the potential for exposure to a particular industry becoming focused, and takes that into consideration when making allocation decisions among the Underlying Portfolios and assessing compliance with concentration.

c)

Comment: With respect to the section entitled “Asset Coverage, Segregation and Earmarking Related to Derivatives Obligations” please make the following edit (appearing in italics) to the second sentence of the second paragraph on page B-27:

“With respect to derivatives, other than credit default swaps where the portfolio is the seller, that are required to “cash settle,” however, a Portfolio may set aside or earmark liquid assets in an amount equal to the Portfolio’s daily marked to market (net) obligation, if any, (in other words, the Portfolio’s daily net liability, if any) rather than the notional amount.”

Response: In response to the Staff’s comment, Registrant has reviewed the italicized language. The Registrant advises that it approaches segregation of assets with respect to its derivatives positions in a manner it determines to be appropriate in light of applicable SEC releases, no-action letters and published Staff interpretative materials. While there may have been historical industry practices in place with respect to segregation, the Registrant notes that mark-to-market segregation is now being applied to a wider range of cash-settled instruments. Registrant desires to preserve flexibility with regard to the determination of segregation practices appropriate in individual transactions and respectfully declines to make any changes in response to the comment.

d)

Comment: The Staff notes that Registrant has obtained exemptive relief permitting aggregate fee disclosure. Please disclose the following information required by Item 19(a) (3) of Form N-1A in tabular form: i) aggregate fees paid to the primary adviser and any affiliated adviser; ii) aggregate fees paid to any unaffiliated sub-adviser; and iii) fees paid to each affiliated sub-adviser. For each of these categories of fees, included the total amount paid for three years and the total amount paid as a percentage of the fund’s net assets for the most recent fiscal year.

Response: In response to the Staff’s comment we have reviewed the requirements of Item 19(a)(3), and accompanying instructions, as well as the terms of the relief previously granted to Registrant with respect to aggregate fee disclosures. Registrant has modified the SAI so that the following disclosures are provided: i) the aggregate fees for the primary adviser (Mason Street Advisors) for each Portfolio for the last three fiscal years; and ii) the aggregate fees for each unaffiliated sub-adviser for each Portfolio for the last three fiscal years. With respect to Mason Street Advisors, as disclosed in the SAI, the advisory fee is a monthly-based advisory fee at annual rates which are disclosed in the Prospectus. Additionally, with respect to each unaffiliated sub-adviser, the SAI sets forth the current advisory fee schedule (calculated as a percentage of the average net assets of the particular Portfolio), and this sets forth the method by which the sub-advisory fee is calculated, as required by Item 19(a)(3). Registrant notes that there are no arrangements in place with affiliated sub-advisers (and Staff has confirmed that no affirmative disclosure is required regarding the absence of such arrangements). Registrant also notes that the express terms of the instructions associated with Item 19(a)(3) provide that a tabular form is required only in the event that fee arrangements are performance-based, which is not the case with any of the Portfolios.

We believe that the changes and modifications set forth in this correspondence are responsive to and adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 65 on February 23, 2017, our intention is that Post-Effective Amendment No. 66 become effective on May 1, 2017, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-6437, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Regards,

/s/ David B. Kennedy

David B. Kennedy

Assistant General Counsel

Northwestern Mutual

EXHIBIT A

ASSET-BACKED & 144A SECURITIES

(AS OF DECEMBER 31, 2016)

Portfolio[1]	144 A%[2]	CMO%[3]	TOTAL %[4]

Select Bond	9.43	16.56	25.99
High Yield Bond	53.59	N/A	53.59
Inflation Protection	6.00	7.46	13.46
Short-Term Bond	18.91	22.06	40.97
Long-Term U.S. Government Bond	2.41	8.86	11.27
Multi-Sector Bond	18.07	5.91	23.98

1 Portfolios where liquidity risk is identified as a principal risk.

2 Includes variants of 144A securities, including 144A CMO securities.

3 Includes CMOs and similar asset-backed instruments.

4 All percentages are percentage of net assets of portfolio as of 12/31/16.